Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES
The accounting policies set out below have been applied consistently to all periods presented in these Consolidated Financial Statements.
Basis of consolidation
Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies of an entity, it is exposed to or has rights to variable returns associated with its involvement in the entity, and it has the ability to use that power to influence the amount of returns it is exposed to or has rights to. In assessing control, potential voting rights need to be considered. All of the subsidiaries of the Company are wholly-owned by the parent company, TransGlobe Energy Corporation. The Consolidated Financial Statements include the financial statements of the Company and its wholly-owned, controlled subsidiaries.
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.
All intra-company transactions, balances, income and expenses, unrealized gains and losses are eliminated on consolidation.
Joint operations
The Company conducts many of its oil and gas production activities through joint operations and the Consolidated Financial Statements reflect only the Company's share in such activities.
Foreign currency translation
The Consolidated Financial Statements are presented in U.S. dollars. Effective January 1, 2017, TransGlobe Energy Corporation's functional currency is the Canadian dollar, and the functional currency of all subsidiaries is the U.S. dollar. It was determined that TransGlobe Energy Corporation's functional currency is now the Canadian dollar because the parent company now owns Canadian producing assets, and therefore generates revenues and incurs costs that are largely denominated in Canadian dollars.
Foreign currency translations include the translation of foreign currency transactions and the translation of the Canadian operations functional currency, which is Canadian dollars. Foreign currency translations occur when translating transactions in foreign currencies to the applicable functional currency of TransGlobe Energy Corporation and its subsidiaries. Gains and losses from foreign currency transactions are recorded as foreign exchange gains or losses. Translations occur as follows:
• Income and expenses are translated at the prevailing rates on the date of the transaction
• Non-monetary assets or liabilities are carried at the prevailing rates on the date of the transaction
• Monetary items are translated at the prevailing rates at the balance sheet date

Translation gains and losses from Canadian operations occur when translating the financial statements of TransGlobe Energy Corporation (non-U.S. functional currency) to the U.S. dollar. These translation gains and losses are recorded as currency translation adjustments and presented as other comprehensive income on the Consolidated Statements of Loss and Comprehensive Loss. Translations occur as follows:
• Income and expenses are translated at the average exchange rates for the period
• Assets and liabilities are translated at the prevailing rates on the balance sheet date
Cash and cash equivalents
Cash and cash equivalents includes cash and short-term, highly liquid investments that mature within three months of the date of their purchase.
Restricted cash
Restricted cash represents a cash collateralized letter of credit facility that is used to guarantee the Company's commitments on its Egyptian exploration concessions.
Financial instruments
Non-derivative financial instruments
Non-derivative financial instruments comprise cash and cash equivalents, accounts receivable, restricted cash, accounts payable and accrued liabilities, long-term debt, the former note payable and previous convertible debentures. Non-derivative financial instruments are recognized initially at fair value plus, for instruments not at fair value through profit or loss, any directly attributable transaction costs. Subsequent to initial recognition non-derivative financial instruments are measured as described below.
Financial assets and liabilities at fair value through profit or loss
An instrument is classified at fair value through profit or loss if it is held for trading or is designated as such upon initial recognition, such as cash and cash equivalents, derivative commodity contracts and the former convertible debentures. Financial instruments are designated at fair value through profit or loss if the Company makes purchase and sale decisions based on their fair value in accordance with the Company's documented risk management strategy. Upon initial recognition, any transaction costs attributable to the financial instruments are recognized through earnings when incurred. Financial instruments at fair value through profit or loss are measured at fair value, and changes therein are recognized in earnings.
Other
Other non-derivative financial instruments, such as accounts receivable, accounts payable and accrued liabilities, long-term debt, the prior note payable and restricted cash are measured initially at fair value, then at amortized cost using the effective interest method, less any impairment losses.
Derivative financial instruments
The Company enters into certain financial derivative contracts from time to time in order to reduce its exposure to market risks from fluctuations in commodity prices. These instruments are not used for trading or speculative purposes. The Company does not designate financial derivative contracts as effective accounting hedges, and thus does not apply hedge accounting, even though the Company considers all commodity contracts to be economic hedges. As a result, the Company's policy is to classify all financial derivative contracts at fair value through profit or loss and to record them on the Consolidated Balance Sheet at fair value. Attributable transaction costs are recognized in earnings when incurred. The estimated fair value of all derivative instruments is based on quoted market prices and/or third party market indications and forecasts.
Embedded derivatives are derivatives embedded in a host contract. They are recorded separately from the host contract when their economic characteristics and risks are not closely related to those of the host contract; when the terms of the embedded derivatives are the same as those of a freestanding derivative; and when the combined contract is not measured at fair value through profit or loss. Changes in the fair value of separable embedded derivatives are recognized immediately in profit or loss.
Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity. When the Company acquires and cancels its own common shares, share capital is reduced by the cost of shares repurchased, including transaction costs.
Property and equipment and intangible exploration and evaluation assets
Exploration and evaluation assets
Exploration and evaluation ("E&E") costs related to each license/prospect are initially capitalized within "intangible exploration and evaluation assets." Such E&E costs may include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing, directly attributable expenses, including remuneration of production personnel and supervisory management, and the projected costs of retiring the assets (if any), but do not include pre-licensing costs incurred prior to having obtained the legal rights to explore an area, which are expensed directly to earnings as they are incurred and presented as exploration expenses on the Consolidated Statements of Loss and Comprehensive Loss.
Intangible exploration and evaluation assets are not depleted. They are carried forward until technical feasibility and commercial viability of extracting a mineral resource is determined. The technical feasibility and commercial viability is considered to be determined when proved and/or probable reserves are determined to exist or they can be empirically supported with actual production data or conclusive formation tests. Intangible exploration and evaluation assets are transferred to petroleum properties as development and production ("D&P") assets upon determination of technical feasibility and commercial viability. The intangible E&E assets being transferred to D&P assets are subject to impairment testing upon transfer.

Petroleum and natural gas assets
Petroleum and natural gas ("PNG") assets and other assets are recognized at cost less accumulated depletion, depreciation, and amortization, and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, including qualifying E&E costs on reclassification from intangible exploration and evaluation assets, and for qualifying assets, where applicable, borrowing costs. When significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items.
Gains and losses on disposal of items of property and equipment, including oil and natural gas interests, are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in net earnings (loss) immediately.
Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of property and equipment are recognized as petroleum properties or other assets only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized property and equipment generally represent costs incurred in developing Proved and/or Probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a well, field or geotechnical area basis, together with the discounted value of estimated future costs of asset retirement obligations. When components of PNG assets are replaced, disposed of, or no longer in use, the carrying amount is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.
Depletion, depreciation and amortization
The depletion, depreciation and amortization of PNG assets and other assets are recognized in earnings (loss).
The net carrying value of the PNG assets included in petroleum properties is depleted using the unit of production method by reference to the ratio of production in the year to the related proved and probable reserves using estimated future prices and costs. Costs subject to depletion include estimated future development costs necessary to bring those reserves into production. These estimates are reviewed by independent reserve engineers at least annually and determined in accordance with National Instrument 51-101 Standards of Disclosure of Oil and Gas Activities. Natural gas reserves and production are converted at the energy equivalent of six thousand cubic feet to one barrel of oil.
Proved and probable reserves are estimated using independent reserve evaluator reports and represent the estimated quantities of crude oil, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially viable. The specified degree of certainty must be a minimum 90% statistical probability that the actual quantity of recoverable reserves will be more than the amount estimated as proved and a minimum 50% statistical probability for proved and probable reserves to be considered commercially viable.
Furniture and fixtures are depreciated at declining balance rates of 20% to 30%, whereas vehicles and leasehold improvements are depreciated on a straight-line basis over their estimated useful lives.
Depreciation methods, useful lives and residual values are reviewed at each reporting date.
Product inventory
Product inventory consists of the Company's unsold Egypt entitlement crude oil barrels, which is valued at the lower of cost, using the first-in, first-out method, and net realizable value. Cost includes operating expenses and depletion associated with the entitlement crude oil barrels as determined on a concession by concession basis.
Impairment
Financial assets carried at amortized cost
A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events has had a negative effect on the estimated future cash flows of the asset.
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate. Individually significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.
All impairment losses are recognized in profit or loss. An impairment loss may be reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. Any such reversal is recognized in profit or loss.

Non-financial assets
The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment, except for E&E assets, which are reviewed when circumstances indicate impairment may exist and at least annually, as discussed in more detail below. If any such indication exists, then the asset’s recoverable amount is estimated.
For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit). The recoverable amount of an asset or a cash-generating unit ("CGU") is the greater of its value in use and its fair value less costs to sell. The Company’s CGUs are not larger than a segment. In assessing both fair value less costs to sell and value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
For D&P assets, fair value less costs to sell and value in use is generally computed by reference to the present value of the future cash flows expected to be derived from production of proved and probable reserves.
E&E assets are tested for impairment when they are reclassified to petroleum properties and also if facts and circumstances suggest that the carrying amount of E&E assets may exceed their recoverable amount. Impairment indicators are evaluated at a CGU level. Indications of impairment include:

1.	Expiry or impending expiry of lease with no expectation of renewal;

2.	Lack of budget or plans for substantive expenditures on further E&E;

3.	Cessation of E&E activities due to a lack of commercially viable discoveries; and

4.	Carrying amounts of E&E assets are unlikely to be recovered in full from a successful development project.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.
Impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss may be reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation or amortization, if no impairment loss had been recognized.
Share-based payment transactions
Equity-settled transactions
The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which equity instruments are granted and is recognized as an expense over the vesting period, which ends on the date on which the relevant employees become fully entitled to the award. Fair value is determined by using the lattice-based trinomial option pricing model. An estimated forfeiture rate is taken into consideration when assigning a fair value to options granted such that no expense is recognized for awards that do not ultimately vest.
At each financial reporting date before vesting, the cumulative expense is calculated, which represents the extent to which the vesting period has expired and management’s best estimate of the number of equity instruments that will ultimately vest. The movement in cumulative expense since the previous financial reporting date is recognized in earnings, with a corresponding entry in equity.
When the terms of an equity-settled award are modified or a new award is designated as replacing a cancelled or settled award, the cost based on the original award terms continues to be recognized over the remainder of the new vesting period for the incremental fair value of any modification, based on the difference between the fair value of the original award and the fair value of the modified award, both as measured on the date of the modification. No reduction is recognized if this difference is negative.
Cash-settled transactions
The cost of cash-settled transactions is measured at fair value using the lattice-based trinomial pricing model and recognized as an expense over the vesting period, with a corresponding liability recognized on the balance sheet.
The grant date fair value of cash-settled units granted to employees is recognized as compensation expense; within general and administrative expenses, with a corresponding increase in accounts payable and accrued liabilities over the period that the employees become unconditionally entitled to the units. The amount recognized as an expense is adjusted to reflect the actual number of units for which the related service and non-market vesting conditions are met. The liability is measured at each reporting date with changes to fair value recognized through profit or loss until it is ultimately settled.
Provisions and asset retirement obligations
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Provisions are not recognized for future operating losses.
The Company provides for asset retirement obligations on all of its Canadian property, plant and equipment based on current legislation and industry operating practices. The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. This increase is depleted with the related depletion unit and is allocated to a CGU for impairment testing. The liability recorded is increased each reporting period due to the passage of time and this change is charged to net earnings (loss) in the period as accretion expense. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Company discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. The Company applies discount rates applicable to each of the jurisdictions in which it has future asset retirement obligations. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
Future abandonment and reclamation costs have been assessed at zero value in Egypt. In accordance with all of the Company's Production Sharing Agreements and Production Sharing Concessions (collectively defined as "PSCs"), the Company does not at any time hold title to the lands on which it operates, and title to fixed and movable assets is transferred to the respective government when its total cost has been recovered through cost recovery, or at the time of termination of the PSC. Since the Company will not hold title to the land or the assets at the termination of the PSC, the Company does not have a legal obligation, nor the legal ability to decommission the Egypt assets. Furthermore, there is no explicit contractual obligation under the Company's PSCs for abandonment of assets or reclamation of lands upon termination of the PSCs.
Revenue recognition
Canada
Revenues from the sale of petroleum and natural gas are recorded when title to the products transfers to the purchasers based on volumes delivered and contracted delivery points and prices. Revenue is measured at the fair value of the consideration received or receivable. Revenue from the sale of crude oil, natural gas, condensate and natural gas liquids ("NGLs") (prior to deduction of transportation costs) is recognized when all of the following conditions have been satisfied:

•	The Company has transferred the significant risks and rewards of ownership of the goods to the buyer;

•	The Company retains no continuing managerial involvement to the degree usually associated with ownership or effective control over the goods sold;

•	The amount of revenue can be measured reliably;

•	It is probable that the economic benefits associated with the transaction will flow to the Company; and

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Capital processing charges to other entities for use of facilities owned by TransGlobe are recognized as revenue as they accrue in accordance with the terms of the service agreements and are presented as other income.
Egypt
Revenues associated with the sales of the Company's crude oil are recognized by reference to actual volumes produced and quoted market prices in active markets for identical assets, adjusted according to specific terms and conditions as applicable, when the significant risks and rewards of ownership have been transferred, which is when title passes from the Company to its customer. Crude oil produced and sold by the Company below or above its working interest share in the related resource properties results in production under-liftings or over-liftings. Under-liftings are recorded as inventory and over-liftings are recorded as deferred revenue or used to offset receivables.
Pursuant to the PSCs associated with the Company's operations, the Company and other non-governmental partners (if applicable) pay all operating and capital costs for exploration and development. Each PSC establishes specific terms for the Company to recover these costs (Cost Recovery Oil) and to share in the production sharing oil. Cost Recovery Oil is determined in accordance with a formula that is generally limited to a specified percentage of production during each fiscal year. Production sharing oil is that portion of production remaining after Cost Recovery Oil and is shared between the joint interest partners and the government of Egypt, varying with the level of production. Production sharing oil that is attributable to the government includes an amount in respect of all income taxes payable by the Company under the laws of the respective country. Revenue represents the Company's share and is recorded net of royalty payments to the respective government. For the Company's international operations, all government interests, except for income taxes, are considered royalty payments. The Company's revenue also includes the recovery of costs paid on behalf of foreign governments in international locations.
Transportation

Costs paid by TransGlobe for the transportation of crude oil, natural gas, condensate and NGLs to the point of title transfer are recognized when the transportation is provided.
Finance revenue and costs
Finance revenue comprises interest income on funds invested. Interest income is recognized as it accrues in earnings, using the effective interest method.
Finance costs comprises interest expense on borrowings.
Borrowing costs incurred for qualifying assets are capitalized during the period of time that is required to complete and prepare the assets for their intended use or sale. Qualifying assets are those that necessarily take a substantial period of time to get ready for their intended use or sale. All other borrowing costs are recognized in earnings using the effective interest method.

Royalties

Canada

Royalties are recorded at the time the product is produced and sold. Royalties are calculated in accordance with the applicable regulations and/or the terms of individual royalty agreements. Crown royalties for natural gas, condensate and other associated liquids are based on Alberta Government posted reference prices as all of the Company's producing assets are in Alberta.

Egypt

For the Company’s international operations, all government interests, except for income taxes, are considered royalty payments. Government interests are determined in accordance with the respective PSCs.
Income tax
Income tax expense is comprised of current and deferred tax. TransGlobe is subject to income taxes based on the tax legislation of each respective country in which TransGlobe conducts business.
Current tax
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the date of the Consolidated Financial Statements.
The Company's contractual arrangements in Egypt stipulate that income taxes are paid by the government out of its entitlement share of production sharing oil. Such amounts are included in current income tax expense at the statutory rate in effect at the time of production.
Deferred tax
The Company determines the amount of deferred income tax assets and liabilities based on the difference between the carrying amounts of the assets and liabilities reported for financial accounting purposes from those reported for tax. Deferred income tax assets and liabilities are measured using the substantively enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. Deferred income tax assets associated with unused tax losses are recognized to the extent it is probable the Company will have sufficient future taxable earnings available against which the unused tax losses can be utilized.
Joint arrangements
A joint arrangement involves joint control and offers joint ownership by the Company and other joint interest partners of the financial and operating policies, and of the assets associated with the arrangement. Joint arrangements are classified into one of two categories: joint operations or joint ventures.
A joint operation is a joint arrangement whereby the Company and the other parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. Parties involved in joint operations must recognize in relation to their interests in the joint operation their proportionate share of the revenues, expenses, assets and liabilities. A joint venture is a joint arrangement whereby the Company and the other parties that have joint control of the arrangement have rights to the net assets of the arrangement. Parties involved in joint ventures must recognize their interests in joint ventures as investments and must account for that investment using the equity method.
In Canada, the Company conducts many of its oil and gas production activities through jointly controlled operations and the financial statements reflect only the Company's proportionate interest in such activities. Joint control exists for contractual agreements governing TransGlobe's assets whereby TransGlobe has less than 100% working interest, all of the partners have control of the arrangement collectively, and spending on the project requires unanimous consent of all parties that collectively control the arrangement and share the associated risks. TransGlobe does not have any joint arrangements that are individually material to the Company or that are structured through joint venture arrangements.

In Egypt, joint arrangements in which the Company is involved are conducted pursuant to PSCs. Given the nature and contractual terms associated with the PSCs, the Company has determined that it has rights to the assets and obligations for the liabilities in all of its joint arrangements, and that there are no currently existing joint arrangements where the Company has rights to net assets. Accordingly, all joint arrangements have been classified as joint operations, and the Company has recognized in the Consolidated Financial Statements its share of all revenues, expenses, assets and liabilities in accordance with the PSCs.
Business combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and liabilities and contingent liabilities assumed are measured at their fair values at the acquisition date. The cost of an acquisition is measured as the aggregate consideration transferred, measured at the acquisition date fair value. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in net earnings. If the cost of the acquisition is more than the fair value of the net assets acquired, the difference is recognized on the balance sheet as goodwill. Acquisition costs incurred are expensed.